FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Financial Liabilities Offsetting
Gross Liabilities	$ (6,625)	$ (3,011)
Gross Assets Offset	6,404	2,737
Net Amounts Presented	(221)	(274)
Accounts Payable
Financial Liabilities Offsetting
Gross Liabilities	(4,205)	(2,385)
Gross Assets Offset	2,734	1,398
Net Amounts Presented	(1,471)	(987)
Financial liabilities
Financial Liabilities Offsetting
Gross Liabilities	(10,830)	(5,396)
Gross Assets Offset	9,138	4,135
Net Amounts Presented	$ (1,692)	$ (1,261)